Consolidated statement of income $ in Millions	3 Months Ended						6 Months Ended
	Jun. 30, 2019 € / shares	Jun. 30, 2019 USD ($) $ / shares	Mar. 31, 2019 € / shares	Mar. 31, 2019 USD ($) $ / shares	Jun. 30, 2018 € / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($) $ / shares
Consolidated statement of income
Sales		$ 51,242		$ 51,205		$ 52,540	$ 102,447		$ 102,151
Excise taxes		(6,040)		(6,081)		(6,438)	(12,121)		(12,757)
Revenues from sales		45,202		45,124		46,102	90,326		89,394
Purchases, net of inventory variation		(30,390)		(29,721)		(30,599)	(60,111)		(60,045)
Other operating expenses		(7,078)		(6,725)		(6,761)	(13,803)		(13,698)
Exploration costs		(170)		(288)		(158)	(458)		(362)
Depreciation, depletion and impairment of tangible assets and mineral interests		(3,661)		(3,466)		(3,435)	(7,127)		(6,351)
Other income		321		247		252	568		775
Other expense		(189)		(209)		(413)	(398)		(603)
Financial interest on debt		(568)		(561)		(478)	(1,129)		(868)
Financial income and expense from cash & cash equivalents		(42)		(28)		(54)	(70)		(95)
Cost of net debt		(610)		(589)		(532)	(1,199)		(963)
Other financial income		326		160		321	486		561
Other financial expense		(188)		(195)		(159)	(383)		(329)
Net income (loss) from equity affiliates		812		711		1,103	1,523		1,587
Income taxes		(1,571)		(1,909)		(2,087)	(3,480)		(3,683)
Consolidated net income		2,804		3,140		3,634	5,944	$ 5,267	6,283
Group share		2,756		3,111		3,721	5,867		6,357
Non-controlling interests		$ 48		$ 29		$ (87)	$ 77		$ (74)
Earnings per share (in dollars or Euros per share) | (per share)	€ 0.89	$ 1.01	€ 1.03	$ 1.17	€ 1.16	$ 1.38	$ 2.17		$ 2.39
Fully-diluted earnings per share (in dollars or Euros per share) | (per share)	€ 0.89	$ 1.00	€ 1.02	$ 1.16	€ 1.16	$ 1.38	$ 2.16		$ 2.38